REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of performance obligations
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2019. The unsatisfied portion of the transaction price of the performance obligations relates to monthly services; we expect to recognize it over the next three to five years.

(In millions of dollars)	2020	2021	2022	Thereafter	Total
Telecommunications service	2,350	983	186	177	3,696

The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and smart home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising	When the advertising airs on our radio or television stations or is displayed on our digital properties
Subscriptions by television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Toronto Blue Jays' home game admission and concessions	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from the Major League Baseball Revenue Sharing Agreement, which redistributes funds between member clubs based on each club’s relative revenue	When the amount is determinable
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period

Explanation of significant changes in contract assets and contract liabilities
CONTRACT ASSETS
Below is a summary of the current and long-term portions of contract assets from contracts with customers and the significant changes in those balances during the years ended December 31, 2019 and 2018.

	Years ended December 31
(In millions of dollars)	2019	2018

Balance, beginning of year	1,587	1,233
Additions from new contracts with customers, net of terminations and renewals	1,653	1,572
Amortization of contract assets to accounts receivable	(1,449)	(1,218)

Balance, end of year	1,791	1,587

CONTRACT LIABILITIES
Below is a summary of the current portion of contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2019 and 2018.

	Years ended December 31
(In millions of dollars)	2019	2018

Balance, beginning of year	233	278
Revenue deferred in previous year and recognized as revenue in current year	(222)	(268)
Net additions from contracts with customers	213	223

Balance, end of year	224	233

Disclosure of deferred commission costs assets
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2019 and 2018. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

	Years ended December 31
(In millions of dollars)	2019	2018

Balance, beginning of year	296	278
Additions to deferred commission cost assets	329	340
Amortization recognized on deferred commission cost assets	(320)	(322)

Balance, end of year	305	296

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2019	2018

Wireless
Service revenue	7,156	7,091
Equipment revenue	2,094	2,109

Total Wireless	9,250	9,200

Cable
Internet	2,259	2,114
Television	1,430	1,442
Phone	251	363
Service revenue	3,940	3,919
Equipment revenue	14	13

Total Cable	3,954	3,932

Total Media	2,072	2,168

Corporate items and intercompany eliminations	(203)	(204)

Total revenue	15,073	15,096